Sales and Marketing Expenses and General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Material Income And Expense [Abstract]
Summary of Sales and Marketing Expenses and General and Administrative Expenses

Sales and marketing expenses and General and administrative expenses are composed of the following:

Sales and marketing expenses	2021	2020	2019
Salaries and wages (i)	5,126	2,518	1,554
Marketing expenses (ii)	790	334	503
Total Sales and marketing expenses	5,916	2,852	2,057

General and administrative expenses	2021	2020	2019
Salaries and wages (iii)	20,827	14,009	6,759
Third-party services (iv)	12,632	3,615	1,823
Office expenses (v)	2,445	1,325	2,409
Travel and other operating expenses	2,330	2,903	2,875
Amortization and depreciation (vi)	2,403	336	235
Total General and administrative expenses	40,637	22,188	14,101

(i)
Salaries and wages related to FTE’s engaged in Sales and marketing department of the Group. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(ii)
Expenses related to the distribution and production of marketing and advertising campaigns mostly related to public relations expenses, commissions to third-party sales force and partners and expenses incurred in relation to trade marketing at events.
(iii)
Salaries and wages related to administrative FTE’ s. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(iv)
This includes Advisors’ fees, Legal fees, Auditors’ fees and Human resources services fees. Third-party services also include USD 5,158 of Secondary offering expenses (USD 453 in 2020 and USD 574 in 2019) and USD 687 of transaction costs related to the acquisition of PrimeiroPay assets explained in Note 20: Intangible Assets and costs related to the potential acquisition of business (whether the acquisition is completed or not) (158 in 2020 and 0 in 2019).
(v)
Consist of office rent and related expenses.
(vi)
Corresponds to amortization of right-of-use assets as well as depreciation of property, plant and equipment. For further detail on total amortization and depreciation charges refer to Note 10: Amortization and Depreciation.
(vii)
This mainly includes expenses related to bank charges, taxes and other operating expenses.